COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details) - Jun. 30, 2020	USD ($)	CNY (¥)
COMMITMENTS AND CONTINGENCY
2021	$ 81,873	¥ 578,819
Total	$ 81,873	¥ 578,819